Investment in Shares and Warrants - Schedule of Changes in Investment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Investment in Shares and Warrants [Abstract]
Investment in shares beginning balance	$ 783
Purchase of shares	1,009
Changes in fair value	1,815
Investment in shares ending balance	3,607
Investment in warrants beginning balance	191
Purchase of warrants	57
Changes in fair value	778
Investment in warrants ending balance	$ 1,026